EARNINGS PER SHARE (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Basic weighted-average number of shares outstanding (in shares)	898.2	837.3	843.4
Stock awards and equity units (share equivalent) (in shares)	13.5	15.7	17.8
Diluted weighted-average number of shares outstanding (in shares)	911.7	853.0	861.2
Antidilutive shares excluded from computation of diluted earnings per share (in shares)	0.1	2.0	2.9